RISKS AND UNCERTAINTIES	6 Months Ended
Mar. 31, 2026
Risks and Uncertainties [Abstract]
RISKS AND UNCERTAINTIES

NOTE 10 － RISKS AND UNCERTAINTIES

The Company is exposed to the following concentrations of risks:

(a)	Major customers

For the six months ended March 31, 2025 and 2026, the individual customer who accounted for 10% or more of the Company’s revenues and its outstanding receivable balances at period-end dates, are presented as follows:

	Six months ended March 31,		As of March 31, 2026
Customer	2025	2026	Accounts receivable
			HK$
Customer A	35.87%	0.00%	$-
Customer B	35.19%	9.72%	$198,777
Customer C	13.55%	14.51%	$2,884,810
Customer D	2.22%	51.63%	$2,048,211

(b)	Major vendors

For the six months ended March 31, 2025 and 2026, the individual vendor who accounted for 10% or more of the Company’s purchases and its outstanding payable balances at period-end dates, are presented as follows:

	Six months ended March 31,		As of March 31, 2026
Vendor	2025	2026	Accounts payable
			HK$
Vendor A	46.03%	5.23%	$-
Vendor B	17.25%	26.30%	$3,997,224
Vendor C	12.95%	0.28%	$-
Vendor D	0.00%	55.92%	$934,210

(c)	Credit risk

Financial instruments that potentially subject the Company to credit risk consist of cash and cash equivalents and accounts receivable. Cash equivalents are maintained with high credit quality institutions in Hong Kong, the composition and maturities of which are regularly monitored by the management. Effective from October 1, 2025, the Hong Kong Deposit Protection Board pays compensation up to a limit of HK$800,000 (US$102,041) if the bank in Hong Kong with which an individual/a company hold its eligible deposit fails.

As of March 31, 2026, cash and cash equivalents of HK$40.3 million (US$5.1 million) was maintained at financial institutions in Hong Kong, of which approximately HK$38.6 million (US$4.9 million) was subject to credit risk. While management believes that these financial institutions are of high credit quality, it also continually monitors their credit worthiness.

For accounts receivable, the Company determines, on a continuing basis, the probable losses and sets up an allowance for estimated credit losses.

(d)	Exchange rate risk

The Company cannot guarantee that the current exchange rate will remain steady; therefore, there is a possibility that the Company could post the same amount of profit for two comparable periods and because of the fluctuating exchange rate actually post higher or lower profit depending on exchange rate of HKD converted to US$ on that date. The exchange rate could fluctuate depending on changes in political and economic environments without notice.

707 CAYMAN HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE SIX MONTHS ENDED MARCH 31, 2026 AND 2025

(e)	Economic and political risk

The Company’s major operations are conducted in Hong Kong. Accordingly, the political, economic, and legal environments in Hong Kong, as well as the general state of Hong Kong’s economy may influence the Company’s business, financial condition, and results of operations.